Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2011
Registrant Name	dei_EntityRegistrantName	MANAGERS FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000720309
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct 1, 2011
MANAGERS CADENCE CAPITAL APPRECIATION FUND (First Prospectus Summary) | MANAGERS CADENCE CAPITAL APPRECIATION FUND | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPCIX
MANAGERS CADENCE CAPITAL APPRECIATION FUND (First Prospectus Summary) | MANAGERS CADENCE CAPITAL APPRECIATION FUND | P Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCFPX
MANAGERS CADENCE CAPITAL APPRECIATION FUND (First Prospectus Summary) | MANAGERS CADENCE CAPITAL APPRECIATION FUND | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCFYX
MANAGERS CADENCE FOCUSED GROWTH FUND (First Prospectus Summary) | MANAGERS CADENCE FOCUSED GROWTH FUND | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFIGX
MANAGERS CADENCE FOCUSED GROWTH FUND (First Prospectus Summary) | MANAGERS CADENCE FOCUSED GROWTH FUND | P Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFPGX
MANAGERS CADENCE FOCUSED GROWTH FUND (First Prospectus Summary) | MANAGERS CADENCE FOCUSED GROWTH FUND | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFYGX
MANAGERS CADENCE MID-CAP FUND (First Prospectus Summary) | MANAGERS CADENCE MID-CAP FUND | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCMFX
MANAGERS CADENCE MID-CAP FUND (First Prospectus Summary) | MANAGERS CADENCE MID-CAP FUND | P Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCMPX
MANAGERS CADENCE MID-CAP FUND (First Prospectus Summary) | MANAGERS CADENCE MID-CAP FUND | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCMYX
MANAGERS CADENCE MID-CAP FUND (First Prospectus Summary) | MANAGERS CADENCE MID-CAP FUND | D Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCMDX
MANAGERS CADENCE EMERGING COMPANIES FUND (Prospectus Summary) | MANAGERS CADENCE EMERGING COMPANIES FUND | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MECIX
MANAGERS CADENCE EMERGING COMPANIES FUND (Prospectus Summary) | MANAGERS CADENCE EMERGING COMPANIES FUND | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MECAX
MANAGERS CADENCE CAPITAL APPRECIATION FUND (Second Prospectus Summary) | MANAGERS CADENCE CAPITAL APPRECIATION FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPAFX
MANAGERS CADENCE CAPITAL APPRECIATION FUND (Second Prospectus Summary) | MANAGERS CADENCE CAPITAL APPRECIATION FUND | CLASS B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCFBX
MANAGERS CADENCE CAPITAL APPRECIATION FUND (Second Prospectus Summary) | MANAGERS CADENCE CAPITAL APPRECIATION FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPCFX
MANAGERS CADENCE CAPITAL APPRECIATION FUND (Second Prospectus Summary) | MANAGERS CADENCE CAPITAL APPRECIATION FUND | CLASS R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPRFX
MANAGERS CADENCE FOCUSED GROWTH FUND (Second Prospectus Summary) | MANAGERS CADENCE FOCUSED GROWTH FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFAGX
MANAGERS CADENCE FOCUSED GROWTH FUND (Second Prospectus Summary) | MANAGERS CADENCE FOCUSED GROWTH FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGCFX
MANAGERS CADENCE MID-CAP FUND (Second Prospectus Summary) | MANAGERS CADENCE MID-CAP FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCMAX
MANAGERS CADENCE MID-CAP FUND (Second Prospectus Summary) | MANAGERS CADENCE MID-CAP FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCMBX
MANAGERS CADENCE MID-CAP FUND (Second Prospectus Summary) | MANAGERS CADENCE MID-CAP FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCMCX
MANAGERS CADENCE MID-CAP FUND (Second Prospectus Summary) | MANAGERS CADENCE MID-CAP FUND | Class R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCMRX

MANAGERS CADENCE CAPITAL APPRECIATION FUND (First Prospectus Summary) | MANAGERS CADENCE CAPITAL APPRECIATION FUND
Managers Cadence Capital Appreciation Fund
INVESTMENT OBJECTIVE
The Managers Cadence Capital Appreciation Fund's (the "Fund" or "Capital
Appreciation Fund") investment objective is to seek growth of capital.

FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MANAGERS CADENCE CAPITAL APPRECIATION FUND		Institutional Class	P Class	Administrative Class	D Class
Management Fee		0.45%	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees		none	none	none	0.25%
Other Expenses	[1]	0.34%	0.44%	0.59%	0.49%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[1][2]	0.80%	0.90%	1.05%	1.20%
Fee Waiver and Expense Reimbursements	[3]	(0.07%)	(0.07%)	(0.07%)	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	[1][2]	0.73%	0.83%	0.98%	1.13%
[1]	The amounts have been restated to reflect current fees and expenses, on an annualized basis, that the Fund has incurred since its reorganization into the Managers Cadence Capital Appreciation Fund on September 27, 2010.
[2]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund's Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.
[3]	Managers Investment Group LLC ("Managers" or the "Investment Manager") has contractually agreed, through at least October 1, 2013, to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 0.72% of the Fund's average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund's contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund's Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. Under such arrangement, if the maximum amount of shareholder servicing fees and distribution and service (12b-1) fees were charged to the classes under the current applicable plans, the total annual fund operating expenses (excluding the other items noted in the parenthetical above) of the Institutional Class, Class P, Administrative Class and Class D shares would be 0.72%, 0.87%, 0.97% and 1.12%, respectively, of the average daily net assets of such classes. The contractual expense limitation may only be terminated upon termination of the Fund's investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund's Board of Trustees.

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest  $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. The Example reflects the impact of the Fund's contractual expense limitation through October 1, 2013.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example MANAGERS CADENCE CAPITAL APPRECIATION FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional Class	75	241	430	976
P Class	85	273	484	1,095
Administrative Class	100	320	565	1,270
D Class	115	367	646	1,442

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 75%
of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 65% of its net assets in common stocks of U.S. companies with market capitalizations of  $3 billion or more that have improving fundamentals (based on growth criteria) and whose stock the portfolio management team believes to be reasonably valued by the market (based on value criteria).
The Fund primarily invests in common stocks of large capitalization companies.
Cadence Capital Management LLC ("Cadence" or the "Subadvisor") employs a
"growth-at-a-reasonable-price" ("GARP") investment philosophy, allowing the team to invest in companies that exhibit both growth and value characteristics. In making investment decisions for the Fund, the Subadvisor considers companies in the Russell 1000 ® Index and the S&P 500 Index. The team ranks the stocks in this universe based on a series of growth criteria, such as the change in consensus earnings estimates over time, the company's history in meeting earnings targets, earnings quality, and improvements in return on equity, and a series of value criteria, such as price-to-earnings ratios and free cash flow relative to enterprise value. The Subadvisor then subjects the most attractively ranked stocks in the universe to an analysis of company factors, such as strength of management, competitive industry position and business prospects, and financial statement data, such as earnings, cash flows and profitability.
The Fund may invest a portion of its assets in real estate investment trusts ("REITs").
Generally, the Fund will hold between approximately 70-95 securities.

PRINCIPAL RISKS
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are some of the risks of investing in the Fund.

Growth Stock Risk-growth stocks may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.

Large-Capitalization Stock Risk-the stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.

Liquidity Risk-particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.

Market Risk-market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.

Real Estate Industry Risk-investments in the Fund may be subject to many of the same risks as a direct investment in real estate; in addition, equity REITs may be affected by changes in the value of their underlying properties.

Sector Risk-companies or issuers that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the
Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the technology sector currently, and may in the future, comprise a significant portion of the Fund's portfolio. The technology industries may be affected by technological obsolescence, short product cycles, falling prices and profits, competitive pressures and general market conditions.

PERFORMANCE
The following performance information illustrates the risks of investing in the
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broadly based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain performance information for the Fund please visit www.managersinvest.com or call 800.835.3879.

The performance information shown is that of the Fund's Institutional Class shares, and includes historical performance of the Fund for periods prior to
September 27, 2010, which was the date the Fund was reorganized from the Allianz
CCM Capital Appreciation Fund to the Fund. The performance information shown in the table for Class P shares of the Fund is based on the prior performance of the Institutional Class shares and has been adjusted to reflect the higher operating expenses applicable to Class P shares.

Calendar Year Total Returns as of 12/31/10 (Institutional Class)

Best Quarter: 13.75% (3rd Quarter 2009)

Worst Quarter: -22.41% (4th Quarter 2008)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional
Class shares only. After-tax returns for Class P, Administrative Class and Class
D shares will vary.

Average Annual Total Returns as of 12/31/10
Average Annual Total Returns MANAGERS CADENCE CAPITAL APPRECIATION FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 1 Year, Secondary	Average Annual Returns, 5 Years	Average Annual Returns, 5 Years, Secondary	Average Annual Returns, 10 Years	Average Annual Returns, 10 Years, Secondary	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class	Institutional Class Return Before Taxes	16.07%		0.63%		0.05%
P Class	P Class Return Before Taxes	15.96%						(1.87%)	Jul 7, 2008
Administrative Class	Administrative Class Return Before Taxes	15.78%		0.39%		(0.17%)
D Class	D Class Return Before Taxes	15.65%		0.24%		(0.34%)
After Taxes on Distributions Institutional Class	Institutional Class Return After Taxes on Distributions	15.95%		(0.04%)		(0.31%)
After Taxes on Distributions and Sales Institutional Class	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	10.61%		0.43%		(0.02%)
Russell 1000 Growth Index	Russell 1000®Growth Index (reflects no deduction for fees, expenses, or taxes)	37.21%	16.71%	1.63%	3.75%	(3.99%)	0.02%	4.34%	Jul 7, 2008

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 1, 2011
MANAGERS CADENCE CAPITAL APPRECIATION FUND (First Prospectus Summary) | MANAGERS CADENCE CAPITAL APPRECIATION FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Managers Cadence Capital Appreciation Fund
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Managers Cadence Capital Appreciation Fund's (the "Fund" or "Capital
Appreciation Fund") investment objective is to seek growth of capital.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 75%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	75.00%
Expenses, Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	The amounts have been restated to reflect current fees and expenses, on an annualized basis, that the Fund has incurred since its reorganization into the Managers Cadence Capital Appreciation Fund on September 27, 2010.
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund's Prospectus, which reflect only the operating expenses of Fund and do not include fees and expenses of any acquired fund.
Expense Example, Heading	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest  $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. The Example reflects the impact of the Fund's contractual expense limitation through October 1, 2013.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 65% of its net assets in common stocks of U.S. companies with market capitalizations of  $3 billion or more that have improving fundamentals (based on growth criteria) and whose stock the portfolio management team believes to be reasonably valued by the market (based on value criteria).
The Fund primarily invests in common stocks of large capitalization companies.
Cadence Capital Management LLC ("Cadence" or the "Subadvisor") employs a
"growth-at-a-reasonable-price" ("GARP") investment philosophy, allowing the team to invest in companies that exhibit both growth and value characteristics. In making investment decisions for the Fund, the Subadvisor considers companies in the Russell 1000 ® Index and the S&P 500 Index. The team ranks the stocks in this universe based on a series of growth criteria, such as the change in consensus earnings estimates over time, the company's history in meeting earnings targets, earnings quality, and improvements in return on equity, and a series of value criteria, such as price-to-earnings ratios and free cash flow relative to enterprise value. The Subadvisor then subjects the most attractively ranked stocks in the universe to an analysis of company factors, such as strength of management, competitive industry position and business prospects, and financial statement data, such as earnings, cash flows and profitability.
The Fund may invest a portion of its assets in real estate investment trusts ("REITs").
Generally, the Fund will hold between approximately 70-95 securities.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are some of the risks of investing in the Fund.

Growth Stock Risk-growth stocks may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.

Large-Capitalization Stock Risk-the stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.

Liquidity Risk-particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.

Market Risk-market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.

Real Estate Industry Risk-investments in the Fund may be subject to many of the same risks as a direct investment in real estate; in addition, equity REITs may be affected by changes in the value of their underlying properties.

Sector Risk-companies or issuers that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the
Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the technology sector currently, and may in the future, comprise a significant portion of the Fund's portfolio. The technology industries may be affected by technological obsolescence, short product cycles, falling prices and profits, competitive pressures and general market conditions.

Risk, Lose Money	rr_RiskLoseMoney	There is the risk that you may lose money on your investment.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information illustrates the risks of investing in the
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broadly based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain performance information for the Fund please visit www.managersinvest.com or call 800.835.3879.

The performance information shown is that of the Fund's Institutional Class shares, and includes historical performance of the Fund for periods prior to
September 27, 2010, which was the date the Fund was reorganized from the Allianz
CCM Capital Appreciation Fund to the Fund. The performance information shown in the table for Class P shares of the Fund is based on the prior performance of the Institutional Class shares and has been adjusted to reflect the higher operating expenses applicable to Class P shares.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broadly based securities market index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800.835.3879
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.managersinvest.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns as of 12/31/10 (Institutional Class)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter: 13.75% (3rd Quarter 2009)

Worst Quarter: -22.41% (4th Quarter 2008)

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only. After-tax returns for Class P, Administrative Class and Class D shares will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional
Class shares only. After-tax returns for Class P, Administrative Class and Class
D shares will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/10
MANAGERS CADENCE CAPITAL APPRECIATION FUND (First Prospectus Summary) | MANAGERS CADENCE CAPITAL APPRECIATION FUND | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-1
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.41%)
MANAGERS CADENCE CAPITAL APPRECIATION FUND (First Prospectus Summary) | MANAGERS CADENCE CAPITAL APPRECIATION FUND | P Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-1
MANAGERS CADENCE CAPITAL APPRECIATION FUND (First Prospectus Summary) | MANAGERS CADENCE CAPITAL APPRECIATION FUND | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-1
MANAGERS CADENCE CAPITAL APPRECIATION FUND (First Prospectus Summary) | MANAGERS CADENCE CAPITAL APPRECIATION FUND | D Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-1
MANAGERS CADENCE CAPITAL APPRECIATION FUND | Russell 1000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000®Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	37.21%
Average Annual Returns, 1 Year, Secondary	ck0000720309_AverageAnnualReturnYear01Secondary	16.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.63%
Average Annual Returns, 5 Years, Secondary	ck0000720309_AverageAnnualReturnYear05Secondary	3.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(3.99%)
Average Annual Returns, 10 Years, Secondary	ck0000720309_AverageAnnualReturnYear10Secondary	0.02%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.34%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 7, 2008
MANAGERS CADENCE CAPITAL APPRECIATION FUND | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.34%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%	[1],[2]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	0.73%	[1],[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	75
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	241
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	430
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	976
Annual Return 2001	rr_AnnualReturn2001	(18.90%)
Annual Return 2002	rr_AnnualReturn2002	(23.30%)
Annual Return 2003	rr_AnnualReturn2003	27.10%
Annual Return 2004	rr_AnnualReturn2004	12.60%
Annual Return 2005	rr_AnnualReturn2005	9.40%
Annual Return 2006	rr_AnnualReturn2006	7.10%
Annual Return 2007	rr_AnnualReturn2007	17.60%
Annual Return 2008	rr_AnnualReturn2008	(42.50%)
Annual Return 2009	rr_AnnualReturn2009	22.90%
Annual Return 2010	rr_AnnualReturn2010	16.10%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.07%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.63%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.05%
MANAGERS CADENCE CAPITAL APPRECIATION FUND | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.95%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.04%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.31%)
MANAGERS CADENCE CAPITAL APPRECIATION FUND | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.61%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.43%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.02%)
MANAGERS CADENCE CAPITAL APPRECIATION FUND | P Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.44%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%	[1],[2]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	0.83%	[1],[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	85
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	273
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	484
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,095
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	P Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.96%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.87%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 7, 2008
MANAGERS CADENCE CAPITAL APPRECIATION FUND | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.59%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%	[1],[2]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	0.98%	[1],[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	100
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	320
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	565
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,270
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Administrative Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.78%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.39%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.17%)
MANAGERS CADENCE CAPITAL APPRECIATION FUND | D Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.49%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%	[1],[2]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.13%	[1],[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	115
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	367
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	646
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,442
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	D Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.65%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.24%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.34%)

[1]	The amounts have been restated to reflect current fees and expenses, on an annualized basis, that the Fund has incurred since its reorganization into the Managers Cadence Capital Appreciation Fund on September 27, 2010.
[2]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund's Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.
[3]	Managers Investment Group LLC ("Managers" or the "Investment Manager") has contractually agreed, through at least October 1, 2013, to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 0.72% of the Fund's average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund's contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund's Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. Under such arrangement, if the maximum amount of shareholder servicing fees and distribution and service (12b-1) fees were charged to the classes under the current applicable plans, the total annual fund operating expenses (excluding the other items noted in the parenthetical above) of the Institutional Class, Class P, Administrative Class and Class D shares would be 0.72%, 0.87%, 0.97% and 1.12%, respectively, of the average daily net assets of such classes. The contractual expense limitation may only be terminated upon termination of the Fund's investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund's Board of Trustees.

MANAGERS CADENCE FOCUSED GROWTH FUND (First Prospectus Summary) | MANAGERS CADENCE FOCUSED GROWTH FUND
Managers Cadence Focused Growth Fund
INVESTMENT OBJECTIVE
The Managers Cadence Focused Growth Fund's (the "Fund" or "Focused Growth Fund")
investment objective is to seek long-term growth of capital.

FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MANAGERS CADENCE FOCUSED GROWTH FUND		Institutional Class	P Class	Administrative Class	D Class
Management Fee		0.45%	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees		none	none	0.05%	0.25%
Other Expenses	[1]	0.81%	0.85%	0.99%	0.91%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[1][2]	1.27%	1.31%	1.50%	1.62%
Fee Waiver and Expense Reimbursements	[3]	(0.50%)	(0.50%)	(0.50%)	(0.50%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	[1][2]	0.77%	0.81%	1.00%	1.12%
[1]	The amounts have been restated to reflect current fees and expenses, on an annualized basis, that the Fund has incurred since its reorganization into the Managers Cadence Focused Growth Fund on September 27, 2010.
[2]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund's Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.
[3]	Managers Investment Group LLC ("Managers" or the "Investment Manager") has contractually agreed, through at least October 1, 2013, to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 0.71% of the Fund's average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund's contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund's Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. Under such arrangement, if the maximum amount of shareholder servicing fees and distribution and service (12b-1) fees were charged to the classes under the current applicable plans, the total annual fund operating expenses (excluding the other items noted in the parenthetical above) of the Institutional Class, Class P, Administrative Class and Class D shares would be 0.76%, 0.86%, 1.01% and 1.11%, respectively, of the average daily net assets of such classes. The contractual expense limitation may only be terminated upon termination of the Fund's investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund's Board of Trustees.

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest  $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. The Example reflects the impact of the Fund's contractual expense limitation through October 1, 2013.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example MANAGERS CADENCE FOCUSED GROWTH FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional Class	79	301	598	1,443
P Class	83	314	620	1,489
Administrative Class	102	373	721	1,702
D Class	114	411	784	1,835

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 83%
of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 65% of its net assets (plus borrowings made for investment purposes) in common stocks of U.S. companies in the Russell 1000® Growth Index.
The Fund primarily invests in common stocks of large capitalization companies.
Cadence Capital Management LLC ("Cadence" or the "Subadvisor") employs a
"growth-at-a-reasonable-price" ("GARP") investment philosophy, allowing the team to invest in companies that exhibit both growth and value characteristics. The team ranks the stocks in this universe based on a series of growth criteria, such as the change in consensus earnings estimates over time, the company's history in meeting earnings targets, earnings quality, and improvements in return on equity, and a series of value criteria, such as price-to-earnings ratios and free cash flow relative to enterprise value. The Subadvisor then subjects the most attractively ranked stocks in the universe to an analysis of company factors, such as strength of management, competitive industry position and business prospects, and financial statement data, such as earnings, cash flows and profitability. At times, depending on market and other conditions, the
Fund may invest a substantial portion of its assets in a small number of issuers, business sectors or industries. The Fund may invest a portion of its assets in real estate investment trusts ("REITs"). Generally, the Fund will hold between approximately 35-45 securities.

PRINCIPAL RISKS
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are some of the risks of investing in the Fund.

Focused Investment Risk-a greater percentage of the Fund's holdings may be focused in a smaller number of securities which may place the Fund at greater risk than a more diversified fund.

Growth Stock Risk-growth stocks may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.

Large-Capitalization Stock Risk-the stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.

Liquidity Risk-particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.

Market Risk-market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.

Real Estate Industry Risk-investments in the Fund may be subject to many of the same risks as a direct investment in real estate; in addition, equity REITs may be affected by changes in the value of their underlying properties.

Sector Risk-companies or issuers that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the
Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the technology sector currently, and may in the future, comprise a significant portion of the Fund's portfolio. The technology industries may be affected by technological obsolescence, short product cycles, falling prices and profits, competitive pressures and general market conditions.

PERFORMANCE
The following performance information illustrates the risks of investing in the
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broadly based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain performance information for the Fund please visit www.managersinvest.com or call 800.835.3879.

The performance information shown in the bar chart for the Fund's Institutional
Class shares and includes historical performance of the Fund for periods prior to September 27, 2010, which was the date the Fund was reorganized from Allianz
CCM Focused Growth Fund to the Fund. The performance information shown in the table for Administrative Class, Class D and Class P shares of the Fund is based on the prior performance of the Institutional Class shares and has been adjusted to reflect the higher operating expenses applicable to Administrative Class,
Class D and Class P shares.

Calendar Year Total Returns as of 12/31/10 (Institutional Class)

Best Quarter: 18.14% (4th Quarter 2001)

Worst Quarter: -27.83% (1st Quarter 2001)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional
Class shares only. After-tax returns for Class P, Administrative Class and Class
D shares will vary.

Average Annual Total Returns as of 12/31/10
Average Annual Total Returns MANAGERS CADENCE FOCUSED GROWTH FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 1 Year, Secondary	Average Annual Returns, 5 Years	Average Annual Returns, 5 Years, Secondary	Average Annual Returns, 10 Years	Average Annual Returns, 10 Years, Secondary	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary	Average Annual Returns, Since Inception Tertiary	Average Annual Returns, Inception Date Tertiary
Institutional Class	Institutional Class Return Before Taxes	12.83%		1.02%		(1.38%)
P Class	P Class Return Before Taxes	12.92%						(2.16%)	Jul 7, 2008
Administrative Class	Administrative Class Return Before Taxes	13.06%						(0.17%)	Sep 15, 2006
D Class	D Class Return Before Taxes	12.54%						(0.36%)	Jul 5, 2006	4.49%	Jul 5, 2006	3.86%	Sep 15, 2006
After Taxes on Distributions Institutional Class	Institutional Class Return After Taxes on Distributions	11.46%		0.57%		(1.61%)
After Taxes on Distributions and Sales Institutional Class	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	8.50%		0.65%		(1.27%)
Russell 1000 Growth Index	Russell 1000®Growth Index (reflects no deduction for fees, expenses, or taxes)	37.21%	16.71%	1.63%	3.75%	(3.99%)	0.02%			4.34%	Jul 7, 2008

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 1, 2011
MANAGERS CADENCE FOCUSED GROWTH FUND (First Prospectus Summary) | MANAGERS CADENCE FOCUSED GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Managers Cadence Focused Growth Fund
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Managers Cadence Focused Growth Fund's (the "Fund" or "Focused Growth Fund")
investment objective is to seek long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 83%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	83.00%
Expenses, Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	The amounts have been restated to reflect current fees and expenses, on an annualized basis, that the Fund has incurred since its reorganization into the Managers Cadence Focused Growth Fund on September 27, 2010.
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund's Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.
Expense Example, Heading	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest  $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. The Example reflects the impact of the Fund's contractual expense limitation through October 1, 2013.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 65% of its net assets (plus borrowings made for investment purposes) in common stocks of U.S. companies in the Russell 1000® Growth Index.
The Fund primarily invests in common stocks of large capitalization companies.
Cadence Capital Management LLC ("Cadence" or the "Subadvisor") employs a
"growth-at-a-reasonable-price" ("GARP") investment philosophy, allowing the team to invest in companies that exhibit both growth and value characteristics. The team ranks the stocks in this universe based on a series of growth criteria, such as the change in consensus earnings estimates over time, the company's history in meeting earnings targets, earnings quality, and improvements in return on equity, and a series of value criteria, such as price-to-earnings ratios and free cash flow relative to enterprise value. The Subadvisor then subjects the most attractively ranked stocks in the universe to an analysis of company factors, such as strength of management, competitive industry position and business prospects, and financial statement data, such as earnings, cash flows and profitability. At times, depending on market and other conditions, the
Fund may invest a substantial portion of its assets in a small number of issuers, business sectors or industries. The Fund may invest a portion of its assets in real estate investment trusts ("REITs"). Generally, the Fund will hold between approximately 35-45 securities.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are some of the risks of investing in the Fund.

Focused Investment Risk-a greater percentage of the Fund's holdings may be focused in a smaller number of securities which may place the Fund at greater risk than a more diversified fund.

Growth Stock Risk-growth stocks may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.

Large-Capitalization Stock Risk-the stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.

Liquidity Risk-particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.

Market Risk-market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.

Real Estate Industry Risk-investments in the Fund may be subject to many of the same risks as a direct investment in real estate; in addition, equity REITs may be affected by changes in the value of their underlying properties.

Sector Risk-companies or issuers that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the
Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the technology sector currently, and may in the future, comprise a significant portion of the Fund's portfolio. The technology industries may be affected by technological obsolescence, short product cycles, falling prices and profits, competitive pressures and general market conditions.

Risk, Lose Money	rr_RiskLoseMoney	There is the risk that you may lose money on your investment.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information illustrates the risks of investing in the
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broadly based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain performance information for the Fund please visit www.managersinvest.com or call 800.835.3879.

The performance information shown in the bar chart for the Fund's Institutional
Class shares and includes historical performance of the Fund for periods prior to September 27, 2010, which was the date the Fund was reorganized from Allianz
CCM Focused Growth Fund to the Fund. The performance information shown in the table for Administrative Class, Class D and Class P shares of the Fund is based on the prior performance of the Institutional Class shares and has been adjusted to reflect the higher operating expenses applicable to Administrative Class,
Class D and Class P shares.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broadly based securities market index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800.835.3879
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.managersinvest.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns as of 12/31/10 (Institutional Class)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter: 18.14% (4th Quarter 2001)

Worst Quarter: -27.83% (1st Quarter 2001)

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only. After-tax returns for Class P, Administrative Class and Class D shares will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional
Class shares only. After-tax returns for Class P, Administrative Class and Class
D shares will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/10
MANAGERS CADENCE FOCUSED GROWTH FUND (First Prospectus Summary) | MANAGERS CADENCE FOCUSED GROWTH FUND | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-01
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.83%)
MANAGERS CADENCE FOCUSED GROWTH FUND (First Prospectus Summary) | MANAGERS CADENCE FOCUSED GROWTH FUND | P Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-01
MANAGERS CADENCE FOCUSED GROWTH FUND (First Prospectus Summary) | MANAGERS CADENCE FOCUSED GROWTH FUND | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-01
MANAGERS CADENCE FOCUSED GROWTH FUND (First Prospectus Summary) | MANAGERS CADENCE FOCUSED GROWTH FUND | D Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-01
MANAGERS CADENCE FOCUSED GROWTH FUND | Russell 1000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000®Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	37.21%
Average Annual Returns, 1 Year, Secondary	ck0000720309_AverageAnnualReturnYear01Secondary	16.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.63%
Average Annual Returns, 5 Years, Secondary	ck0000720309_AverageAnnualReturnYear05Secondary	3.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(3.99%)
Average Annual Returns, 10 Years, Secondary	ck0000720309_AverageAnnualReturnYear10Secondary	0.02%
Average Annual Returns, Since Inception Secondary	ck0000720309_AverageAnnualReturnSinceInceptionSecondary	4.34%
Average Annual Returns, Inception Date Secondary	ck0000720309_AverageAnnualReturnInceptionDateSecondary	Jul 7, 2008
MANAGERS CADENCE FOCUSED GROWTH FUND | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.81%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%	[1],[2]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	0.77%	[1],[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	79
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	301
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	598
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,443
Annual Return 2001	rr_AnnualReturn2001	(32.10%)
Annual Return 2002	rr_AnnualReturn2002	(29.30%)
Annual Return 2003	rr_AnnualReturn2003	30.30%
Annual Return 2004	rr_AnnualReturn2004	16.70%
Annual Return 2005	rr_AnnualReturn2005	13.30%
Annual Return 2006	rr_AnnualReturn2006	10.70%
Annual Return 2007	rr_AnnualReturn2007	12.80%
Annual Return 2008	rr_AnnualReturn2008	(41.30%)
Annual Return 2009	rr_AnnualReturn2009	27.10%
Annual Return 2010	rr_AnnualReturn2010	12.80%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.83%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.02%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.38%)
MANAGERS CADENCE FOCUSED GROWTH FUND | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.46%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.57%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.61%)
MANAGERS CADENCE FOCUSED GROWTH FUND | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.50%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.65%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.27%)
MANAGERS CADENCE FOCUSED GROWTH FUND | P Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.85%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%	[1],[2]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	0.81%	[1],[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	83
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	314
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	620
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,489
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	P Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.92%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.16%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 7, 2008
MANAGERS CADENCE FOCUSED GROWTH FUND | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.99%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%	[1],[2]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.00%	[1],[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	102
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	373
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	721
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,702
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Administrative Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.17%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 15, 2006
MANAGERS CADENCE FOCUSED GROWTH FUND | D Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.91%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.62%	[1],[2]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.12%	[1],[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	114
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	411
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	784
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,835
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	D Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.36%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 5, 2006
Average Annual Returns, Since Inception Secondary	ck0000720309_AverageAnnualReturnSinceInceptionSecondary	4.49%
Average Annual Returns, Inception Date Secondary	ck0000720309_AverageAnnualReturnInceptionDateSecondary	Jul 5, 2006
Average Annual Returns, Since Inception Tertiary	ck0000720309_AverageAnnualReturnSinceInceptionTertiary	3.86%
Average Annual Returns, Inception Date Tertiary	ck0000720309_AverageAnnualReturnInceptionDateTertiary	Sep 15, 2006

[1]	The amounts have been restated to reflect current fees and expenses, on an annualized basis, that the Fund has incurred since its reorganization into the Managers Cadence Focused Growth Fund on September 27, 2010.
[2]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund's Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.
[3]	Managers Investment Group LLC ("Managers" or the "Investment Manager") has contractually agreed, through at least October 1, 2013, to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 0.71% of the Fund's average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund's contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund's Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. Under such arrangement, if the maximum amount of shareholder servicing fees and distribution and service (12b-1) fees were charged to the classes under the current applicable plans, the total annual fund operating expenses (excluding the other items noted in the parenthetical above) of the Institutional Class, Class P, Administrative Class and Class D shares would be 0.76%, 0.86%, 1.01% and 1.11%, respectively, of the average daily net assets of such classes. The contractual expense limitation may only be terminated upon termination of the Fund's investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund's Board of Trustees.

MANAGERS CADENCE MID-CAP FUND (First Prospectus Summary) | MANAGERS CADENCE MID-CAP FUND
Managers Cadence Mid-Cap Fund
INVESTMENT OBJECTIVE
The Managers Cadence Mid-Cap Fund's (the "Fund" or "Mid-Cap Fund") investment objective is to seek growth of capital.

FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MANAGERS CADENCE MID-CAP FUND		Institutional Class	P Class	Administrative Class	D Class
Management Fee		0.45%	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees		none	none	none	0.25%
Other Expenses	[1]	0.36%	0.45%	0.61%	0.51%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[1][2]	0.82%	0.91%	1.07%	1.22%
Fee Waiver and Expense Reimbursements	[3]	(0.09%)	(0.09%)	(0.09%)	(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	[1][2]	0.73%	0.82%	0.98%	1.13%
[1]	The amounts have been restated to reflect current fees and expenses, on an annualized basis, that the Fund has incurred since its reorganization into the Managers Cadence Mid-Cap Fund on September 27, 2010.
[2]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund's Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.
[3]	Managers Investment Group LLC ("Managers" or the "Investment Manager") has contractually agreed, through at least October 1, 2013, to waive management fees and/ or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 0.72% of the Fund's average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund's contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund's Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. Under such arrangement, if the maximum amount of shareholder servicing fees and distribution and service (12b-1) fees were charged to the classes under the current applicable plans, the total annual fund operating expenses (excluding the other items noted in the parenthetical above) of the Institutional Class, Class P, Administrative Class and Class D shares would be 0.72%, 0.87%, 0.97% and 1.12%, respectively, of the average daily net assets of such classes. The contractual expense limitation may only be terminated upon termination of the Fund's investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund's Board of Trustees

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest  $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. The Example reflects the impact of the Fund's contractual expense limitation through October 1, 2013.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example MANAGERS CADENCE MID-CAP FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional Class	75	243	437	996
P Class	84	272	486	1,103
Administrative Class	100	322	572	1,289
D Class	115	369	653	1,461

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 85%
of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of U.S. companies with medium market capitalizations.
The Fund primarily invests in common stocks of mid-capitalization companies.
Cadence Capital Management LLC ("Cadence" or the "Subadvisor") employs a
"growth-at-a-reasonable-price" ("GARP") investment philosophy, allowing the team to invest in companies that exhibit both growth and value characteristics. The
Fund currently defines medium market capitalization companies as those with a market capitalization within the market capitalization range of the companies represented in the Russell Midcap® Index (between  $1.6 billion and  $18.3 billion as of the latest reconstitution of the Index on May 31, 2011). The team ranks the stocks in this universe based on a series of growth criteria, such as the change in consensus earnings estimates over time, the company's history in meeting earnings targets, earnings quality, and improvements in return on equity, and a series of value criteria, such as price-to-earnings ratios and free cash flow relative to enterprise value. The Subadvisor then subjects the most attractively ranked stocks in the universe to an analysis of company factors, such as strength of management, competitive industry position and business prospects, and financial statement data, such as earnings, cash flows and profitability. The Fund may invest a portion of its assets in real estate investment trusts ("REITs"). Generally, the Fund will hold between approximately
70-95 securities.

PRINCIPAL RISKS
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are some of the risks of investing in the Fund.

Growth Stock Risk-growth stocks may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.

Liquidity Risk-particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.

Market Risk-market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.

Mid-Capitalization Stock Risk-the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Real Estate Industry Risk-investments in the Fund may be subject to many of the same risks as a direct investment in real estate; in addition, equity REITs may be affected by changes in the value of their underlying properties.

Sector Risk-issuers that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

PERFORMANCE
The following performance information illustrates the risks of investing in the
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broadly based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain performance information for the Fund please visit www.managersinvest.com or call 800.835.3879.

The performance information shown is that of the Fund's Institutional Class shares, and includes historical performance of the Fund for periods prior to
September 27, 2010, which was the date the Fund was reorganized from the Allianz
CCM Capital Mid-Cap Fund to the Fund. The performance information shown in the table for Class P shares of the Fund is based on the prior performance of the
Institutional Class shares and has been adjusted to reflect the higher operating expenses applicable to Class P shares.

Calendar Year Total Returns as of 12/31/10 (Institutional Class)

Best Quarter: 16.06% (3rd Quarter 2009)

Worst Quarter: -26.34% (4th Quarter 2008)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional
Class shares only. After-tax returns for Class P, Administrative Class and Class
D shares will vary.

Average Annual Total Returns as of 12/31/10
Average Annual Total Returns MANAGERS CADENCE MID-CAP FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class	Institutional Class Return Before Taxes	26.98%	2.46%	2.51%
P Class	P Class Return Before Taxes	26.77%			(0.60%)	Jul 7, 2008
Administrative Class	Administrative Class Return Before Taxes	26.65%	2.20%	2.24%
D Class	D Class Return Before Taxes	26.43%	2.05%	2.12%
After Taxes on Distributions Institutional Class	Institutional Class Return After Taxes on Distributions	26.91%	1.67%	2.09%
After Taxes on Distributions and Sales Institutional Class	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	17.64%	1.95%	2.07%
Russell 1000 Growth Index	Russell 1000®Growth Index (reflects no deduction for fees, expenses, or taxes)	26.38%	4.88%	3.12%	6.00%	Jul 7, 2008

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 1, 2011
MANAGERS CADENCE MID-CAP FUND (First Prospectus Summary) | MANAGERS CADENCE MID-CAP FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Managers Cadence Mid-Cap Fund
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Managers Cadence Mid-Cap Fund's (the "Fund" or "Mid-Cap Fund") investment objective is to seek growth of capital.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 85%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	85.00%
Expenses, Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	The amounts have been restated to reflect current fees and expenses, on an annualized basis, that the Fund has incurred since its reorganization into the Managers Cadence Mid-Cap Fund on September 27, 2010.
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund's Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.
Expense Example, Heading	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest  $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. The Example reflects the impact of the Fund's contractual expense limitation through October 1, 2013.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of U.S. companies with medium market capitalizations.
The Fund primarily invests in common stocks of mid-capitalization companies.
Cadence Capital Management LLC ("Cadence" or the "Subadvisor") employs a
"growth-at-a-reasonable-price" ("GARP") investment philosophy, allowing the team to invest in companies that exhibit both growth and value characteristics. The
Fund currently defines medium market capitalization companies as those with a market capitalization within the market capitalization range of the companies represented in the Russell Midcap® Index (between  $1.6 billion and  $18.3 billion as of the latest reconstitution of the Index on May 31, 2011). The team ranks the stocks in this universe based on a series of growth criteria, such as the change in consensus earnings estimates over time, the company's history in meeting earnings targets, earnings quality, and improvements in return on equity, and a series of value criteria, such as price-to-earnings ratios and free cash flow relative to enterprise value. The Subadvisor then subjects the most attractively ranked stocks in the universe to an analysis of company factors, such as strength of management, competitive industry position and business prospects, and financial statement data, such as earnings, cash flows and profitability. The Fund may invest a portion of its assets in real estate investment trusts ("REITs"). Generally, the Fund will hold between approximately
70-95 securities.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are some of the risks of investing in the Fund.

Growth Stock Risk-growth stocks may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.

Liquidity Risk-particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.

Market Risk-market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.

Mid-Capitalization Stock Risk-the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Real Estate Industry Risk-investments in the Fund may be subject to many of the same risks as a direct investment in real estate; in addition, equity REITs may be affected by changes in the value of their underlying properties.

Sector Risk-issuers that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

Risk, Lose Money	rr_RiskLoseMoney	There is the risk that you may lose money on your investment.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information illustrates the risks of investing in the
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broadly based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain performance information for the Fund please visit www.managersinvest.com or call 800.835.3879.

The performance information shown is that of the Fund's Institutional Class shares, and includes historical performance of the Fund for periods prior to
September 27, 2010, which was the date the Fund was reorganized from the Allianz
CCM Capital Mid-Cap Fund to the Fund. The performance information shown in the table for Class P shares of the Fund is based on the prior performance of the
Institutional Class shares and has been adjusted to reflect the higher operating expenses applicable to Class P shares.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broadly based securities market index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800.835.3879
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.managersinvest.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns as of 12/31/10 (Institutional Class)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter: 16.06% (3rd Quarter 2009)

Worst Quarter: -26.34% (4th Quarter 2008)

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only. After-tax returns for Class P, Administrative Class and Class D shares will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional
Class shares only. After-tax returns for Class P, Administrative Class and Class
D shares will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/10
MANAGERS CADENCE MID-CAP FUND (First Prospectus Summary) | MANAGERS CADENCE MID-CAP FUND | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-01
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.34%)
MANAGERS CADENCE MID-CAP FUND (First Prospectus Summary) | MANAGERS CADENCE MID-CAP FUND | P Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-01
MANAGERS CADENCE MID-CAP FUND (First Prospectus Summary) | MANAGERS CADENCE MID-CAP FUND | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-01
MANAGERS CADENCE MID-CAP FUND (First Prospectus Summary) | MANAGERS CADENCE MID-CAP FUND | D Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-01
MANAGERS CADENCE MID-CAP FUND | Russell 1000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000®Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.88%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.12%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.00%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 7, 2008
MANAGERS CADENCE MID-CAP FUND | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.36%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%	[1],[2]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	0.73%	[1],[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	75
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	243
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	437
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	996
Annual Return 2001	rr_AnnualReturn2001	(19.40%)
Annual Return 2002	rr_AnnualReturn2002	(20.10%)
Annual Return 2003	rr_AnnualReturn2003	31.10%
Annual Return 2004	rr_AnnualReturn2004	18.80%
Annual Return 2005	rr_AnnualReturn2005	13.20%
Annual Return 2006	rr_AnnualReturn2006	4.30%
Annual Return 2007	rr_AnnualReturn2007	22.00%
Annual Return 2008	rr_AnnualReturn2008	(44.40%)
Annual Return 2009	rr_AnnualReturn2009	25.70%
Annual Return 2010	rr_AnnualReturn2010	27.00%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.98%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.46%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.51%
MANAGERS CADENCE MID-CAP FUND | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.91%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.67%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.09%
MANAGERS CADENCE MID-CAP FUND | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.64%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.95%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.07%
MANAGERS CADENCE MID-CAP FUND | P Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.45%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%	[1],[2]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	0.82%	[1],[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	84
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	272
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	486
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,103
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	P Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.77%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.60%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 7, 2008
MANAGERS CADENCE MID-CAP FUND | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.61%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%	[1],[2]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	0.98%	[1],[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	100
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	322
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	572
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,289
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Administrative Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.65%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.20%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.24%
MANAGERS CADENCE MID-CAP FUND | D Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.51%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%	[1],[2]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.13%	[1],[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	115
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	369
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	653
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,461
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	D Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.43%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.05%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.12%

[1]	The amounts have been restated to reflect current fees and expenses, on an annualized basis, that the Fund has incurred since its reorganization into the Managers Cadence Mid-Cap Fund on September 27, 2010.
[2]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund's Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.
[3]	Managers Investment Group LLC ("Managers" or the "Investment Manager") has contractually agreed, through at least October 1, 2013, to waive management fees and/ or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 0.72% of the Fund's average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund's contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund's Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. Under such arrangement, if the maximum amount of shareholder servicing fees and distribution and service (12b-1) fees were charged to the classes under the current applicable plans, the total annual fund operating expenses (excluding the other items noted in the parenthetical above) of the Institutional Class, Class P, Administrative Class and Class D shares would be 0.72%, 0.87%, 0.97% and 1.12%, respectively, of the average daily net assets of such classes. The contractual expense limitation may only be terminated upon termination of the Fund's investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund's Board of Trustees

MANAGERS CADENCE EMERGING COMPANIES FUND (Prospectus Summary) | MANAGERS CADENCE EMERGING COMPANIES FUND
Managers Cadence Emerging Companies Fund
INVESTMENT OBJECTIVE
The Managers Cadence Emerging Companies Fund's (the "Fund" or "Emerging
Companies Fund") investment objective is to seek long-term growth of capital.

FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MANAGERS CADENCE EMERGING COMPANIES FUND		Institutional Class	Administrative Class
Management Fee		1.25%	1.25%
Distribution and Service (12b-1) Fees		none	none
Other Expenses	[1]	0.46%	0.71%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses	[1][2]	1.72%	1.97%
Fee Waiver and Expense Reimbursements	[3]	(0.29%)	(0.29%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	[1][2]	1.43%	1.68%
[1]	The amounts have been restated to reflect current fees and expenses, on an annualized basis, that the Fund has incurred since its reorganization into the Managers Cadence Emerging Companies Fund on September 27, 2010.
[2]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund's Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.
[3]	Managers Investment Group LLC ("Managers" or the "Investment Manager") has contractually agreed, through at least October 1, 2013, to waive management fees and/ or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 1.42% of the Fund's average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund's contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund's Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. Under such arrangements, if the maximum amount of shareholder servicing fees and distribution and service (12b-1) fees were charged to teh classes under the current applicable plans, the total annual fund operating expenses (excluding the other items noted in the parenthetical above) of the Institutional Class and Administrative Class would be 1.42% and 1.67%, respectively, of the average daily net assets of such classes. The contractual expense limitation may only be terminated upon termination of the Fund's investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund's Board of Trustees.

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest  $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. The Example reflects the impact of the Fund's contractual expense limitation through October 1, 2013.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example MANAGERS CADENCE EMERGING COMPANIES FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional Class	146	484	878	1,981
Administrative Class	171	561	1,007	2,248

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 93%
of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets in "emerging companies." Cadence
Capital Management LLC ("Cadence" or the "Subadvisor") employs a
"growth-at-a-reasonable-price" ("GARP") investment philosophy, allowing the team to invest in companies that exhibit both growth and value characteristics. The
Subadvisor seeks to find small-cap, emerging companies that have improving fundamentals (based on growth criteria) and whose stock the Subadvisor believes to be reasonably valued by the market (based on value criteria). Cadence defines
"emerging companies" as companies it believes have improving fundamentals; are developing new products or technologies, entering new markets or growing market share within existing markets; and whose stock is reasonably valued by the market. Although emerging companies may potentially be found in any market capitalization, Cadence will invest at least 80% of its net assets, under normal circumstances, in U.S. companies with market capitalizations within the range of the Russell Microcap Index and the Russell 2000 Index. As of May 31, 2011, the
latest reconstitution of the indices, the lowest market capitalization in the
Russell Microcap Index was  $30 million and the highest market capitalization in the Russell 2000 Index was  $2.971 billion. The team ranks the stocks in this universe based on a series of growth criteria, such as the change in consensus earnings estimates over time, the company's history in meeting earnings targets, earnings quality, and improvements in return on equity, and a series of value criteria, such as price-to-earnings ratios and free cash flow relative to enterprise value.

The team then subjects the most attractively ranked stocks in the universe to an analysis of company factors, such as strength of management, competitive industry position and business prospects, and financial statement data, such as earnings, cash flows and profitability. The Fund may invest a portion of its assets in real estate investment trusts ("REITs"). Generally, the Fund will hold between approximately 75-120 securities.

PRINCIPAL RISKS
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are some of the risks of investing in the Fund.

Growth Stock Risk-growth stocks may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.

Liquidity Risk-particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.

Market Risk-market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.

Real Estate Industry Risk-investments in the Fund may be subject to many of the same risks as a direct investment in real estate; in addition, equity REITs may be affected by changes in the value of their underlying properties.

Sector Risk-companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the health care sectors currently, and may in the future, comprise a significant portion of the Fund's portfolio. Companies in the health care sector may be affected by technological obsolescence, changes in regulatory approval policies for drugs, medical devices or procedures and changes in governmental and private payment systems.

Small- and Micro-Capitalization Stock Risk-the stocks of small- and micro-capitalization companies and emerging companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

PERFORMANCE
The following performance information illustrates the risks of investing in the
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broadly based securities market index, the Russell Micro-Cap ® Growth Index. The Fund also compares its performance to a secondary benchmark,the Russell 2000 ® Growth Index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain performance information for the Fund please visit www.managersinvest. com or call 800.835.3879.

The performance information shown is that of the Fund's Institutional Class shares and includes historical performance of the Fund for periods prior to
September 27, 2010, which was the date the Fund was reorganized from Allianz CCM
Emerging Companies Fund to the Fund.

Calendar Year Total Returns as of 12/31/10 (Institutional Class)

Best Quarter: 26.11% (4th Quarter 2001)

Worst Quarter: -24.75% (4th Quarter 2008)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional
Class shares only. After-tax returns for Administrative Class shares will vary.

Average Annual Total Returns as of 12/31/10
Average Annual Total Returns MANAGERS CADENCE EMERGING COMPANIES FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Institutional Class	Institutional Class Return Before Taxes	40.01%	2.42%	6.90%
Institutional Class After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	40.01%	1.63%	5.39%
Institutional Class After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	26.01%	1.94%	5.46%
Administrative Class	Administrative Class Return Before Taxes	39.74%	2.17%	6.64%
Russell Microcap Growth Index	Russell Microcap® Growth Index (reflects no deduction for fees, expenses, or taxes)	29.49%	1.58%	4.22%
Russell 2000 Growth Index	Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)	29.09%	5.30%	3.78%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 1, 2011
MANAGERS CADENCE EMERGING COMPANIES FUND (Prospectus Summary) | MANAGERS CADENCE EMERGING COMPANIES FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Managers Cadence Emerging Companies Fund
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Managers Cadence Emerging Companies Fund's (the "Fund" or "Emerging
Companies Fund") investment objective is to seek long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 93%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	93.00%
Expenses, Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	The amounts have been restated to reflect current fees and expenses, on an annualized basis, that the Fund has incurred since its reorganization into the Managers Cadence Emerging Companies Fund on September 27, 2010.
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund's Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.
Expense Example, Heading	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest  $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. The Example reflects the impact of the Fund's contractual expense limitation through October 1, 2013.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets in "emerging companies." Cadence
Capital Management LLC ("Cadence" or the "Subadvisor") employs a
"growth-at-a-reasonable-price" ("GARP") investment philosophy, allowing the team to invest in companies that exhibit both growth and value characteristics. The
Subadvisor seeks to find small-cap, emerging companies that have improving fundamentals (based on growth criteria) and whose stock the Subadvisor believes to be reasonably valued by the market (based on value criteria). Cadence defines
"emerging companies" as companies it believes have improving fundamentals; are developing new products or technologies, entering new markets or growing market share within existing markets; and whose stock is reasonably valued by the market. Although emerging companies may potentially be found in any market capitalization, Cadence will invest at least 80% of its net assets, under normal circumstances, in U.S. companies with market capitalizations within the range of the Russell Microcap Index and the Russell 2000 Index. As of May 31, 2011, the
latest reconstitution of the indices, the lowest market capitalization in the
Russell Microcap Index was  $30 million and the highest market capitalization in the Russell 2000 Index was  $2.971 billion. The team ranks the stocks in this universe based on a series of growth criteria, such as the change in consensus earnings estimates over time, the company's history in meeting earnings targets, earnings quality, and improvements in return on equity, and a series of value criteria, such as price-to-earnings ratios and free cash flow relative to enterprise value.

The team then subjects the most attractively ranked stocks in the universe to an analysis of company factors, such as strength of management, competitive industry position and business prospects, and financial statement data, such as earnings, cash flows and profitability. The Fund may invest a portion of its assets in real estate investment trusts ("REITs"). Generally, the Fund will hold between approximately 75-120 securities.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are some of the risks of investing in the Fund.

Growth Stock Risk-growth stocks may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.

Liquidity Risk-particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.

Market Risk-market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.

Real Estate Industry Risk-investments in the Fund may be subject to many of the same risks as a direct investment in real estate; in addition, equity REITs may be affected by changes in the value of their underlying properties.

Sector Risk-companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the health care sectors currently, and may in the future, comprise a significant portion of the Fund's portfolio. Companies in the health care sector may be affected by technological obsolescence, changes in regulatory approval policies for drugs, medical devices or procedures and changes in governmental and private payment systems.

Small- and Micro-Capitalization Stock Risk-the stocks of small- and micro-capitalization companies and emerging companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Risk, Lose Money	rr_RiskLoseMoney	There is the risk that you may lose money on your investment.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information illustrates the risks of investing in the
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broadly based securities market index, the Russell Micro-Cap ® Growth Index. The Fund also compares its performance to a secondary benchmark,the Russell 2000 ® Growth Index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain performance information for the Fund please visit www.managersinvest. com or call 800.835.3879.

The performance information shown is that of the Fund's Institutional Class shares and includes historical performance of the Fund for periods prior to
September 27, 2010, which was the date the Fund was reorganized from Allianz CCM
Emerging Companies Fund to the Fund.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broadly based securities market index, the Russell Micro-Cap ® Growth Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800.835.3879
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.managersinvest. com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns as of 12/31/10 (Institutional Class)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter: 26.11% (4th Quarter 2001)

Worst Quarter: -24.75% (4th Quarter 2008)

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only. After-tax returns for Administrative Class shares will vary.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional
Class shares only. After-tax returns for Administrative Class shares will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/10
MANAGERS CADENCE EMERGING COMPANIES FUND (Prospectus Summary) | MANAGERS CADENCE EMERGING COMPANIES FUND | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Recoupments, Date of Termination	ck0000720309_RecoupmentsOverAssetsDateOfTermination	2013-10-1
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.75%)
MANAGERS CADENCE EMERGING COMPANIES FUND (Prospectus Summary) | MANAGERS CADENCE EMERGING COMPANIES FUND | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Recoupments, Date of Termination	ck0000720309_RecoupmentsOverAssetsDateOfTermination	2013-10-1
MANAGERS CADENCE EMERGING COMPANIES FUND | Russell Microcap Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell Microcap® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.49%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.58%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.22%
MANAGERS CADENCE EMERGING COMPANIES FUND | Russell 2000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.09%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.30%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.78%
MANAGERS CADENCE EMERGING COMPANIES FUND | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.46%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.72%	[1],[2]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.43%	[1],[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	146
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	484
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	878
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,981
Annual Return 2001	rr_AnnualReturn2001	10.00%
Annual Return 2002	rr_AnnualReturn2002	(15.80%)
Annual Return 2003	rr_AnnualReturn2003	54.80%
Annual Return 2004	rr_AnnualReturn2004	12.40%
Annual Return 2005	rr_AnnualReturn2005	7.30%
Annual Return 2006	rr_AnnualReturn2006	6.00%
Annual Return 2007	rr_AnnualReturn2007	2.50%
Annual Return 2008	rr_AnnualReturn2008	(42.60%)
Annual Return 2009	rr_AnnualReturn2009	29.00%
Annual Return 2010	rr_AnnualReturn2010	40.00%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	40.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.42%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.90%
MANAGERS CADENCE EMERGING COMPANIES FUND | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	40.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.63%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.39%
MANAGERS CADENCE EMERGING COMPANIES FUND | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.94%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.46%
MANAGERS CADENCE EMERGING COMPANIES FUND | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.71%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.97%	[1],[2]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.68%	[1],[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	171
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	561
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,007
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,248
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Administrative Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	39.74%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.17%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.64%

[1]	The amounts have been restated to reflect current fees and expenses, on an annualized basis, that the Fund has incurred since its reorganization into the Managers Cadence Emerging Companies Fund on September 27, 2010.
[2]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund's Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.
[3]	Managers Investment Group LLC ("Managers" or the "Investment Manager") has contractually agreed, through at least October 1, 2013, to waive management fees and/ or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 1.42% of the Fund's average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund's contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund's Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. Under such arrangements, if the maximum amount of shareholder servicing fees and distribution and service (12b-1) fees were charged to teh classes under the current applicable plans, the total annual fund operating expenses (excluding the other items noted in the parenthetical above) of the Institutional Class and Administrative Class would be 1.42% and 1.67%, respectively, of the average daily net assets of such classes. The contractual expense limitation may only be terminated upon termination of the Fund's investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund's Board of Trustees.

MANAGERS CADENCE CAPITAL APPRECIATION FUND (Second Prospectus Summary) | MANAGERS CADENCE CAPITAL APPRECIATION FUND
Managers Cadence Capital Appreciation Fund
INVESTMENT OBJECTIVE
The Managers Cadence Capital Appreciation Fund's (the "Fund" or "Capital
Appreciation Fund") investment objective is to seek growth of capital.

FEES AND EXPENSES OF THE FUND
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest, at least  $25,000 in
Class A shares of funds offered by the Managers Family of Funds. More information about these and other discounts is available from your financial professional and in "Sales Charge Reductions and Waivers" on page 24 of the
Fund's prospectus and "Reductions and Waivers of Sales Charges" on pages 48-50 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MANAGERS CADENCE CAPITAL APPRECIATION FUND	CLASS A		CLASS B	CLASS C	CLASS R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.75%		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the offering price or redemption proceeds)	1.00%	[1]	5.00%	1.00%	none
[1]	For purchases of Class A shares of $1 million or more that are not assessed a sales charge at the time of purchase, you will be charged a 1% fee on shares redeemed or exchanged for shares not subject to an initial sales charge within the first 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MANAGERS CADENCE CAPITAL APPRECIATION FUND		CLASS A	CLASS B	CLASS C	CLASS R
Management Fee		0.45%	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%
Other Expenses	[1]	0.48%	0.49%	0.44%	0.49%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[1][2]	1.19%	1.95%	1.90%	1.45%
Fee Waiver and Expense Reimbursements	[3]	(0.07%)	(0.07%)	(0.07%)	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	[1][2]	1.12%	1.88%	1.83%	1.38%
[1]	The amounts have been restated to reflect current fees and expenses, on an annualized basis, that the Fund has incurred since its reorganization into the Managers Cadence Capital Appreciation Fund on September 27, 2010.
[2]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund's Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.
[3]	Managers Investment Group LLC ("Managers" or the "Investment Manager") has contractually agreed, through at least October 1, 2013, to waive management fees and/ or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 0.72% of the Fund's average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund's contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund's Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. Under such arrangement, if the maximum amount of shareholder servicing fees and distribution and service (12b-1) fees were charged to the classes under the current applicable plans, the total annual fund operating expenses (excluding the other items noted in the parenthetical above) of the Class A, Class B, Class C and Class R shares would be 1.12%, 1.87%, 1.87% and 1.37%, respectively, of the average daily net assets of such classes. The contractual expense limitation may only be terminated upon termination of the Fund's investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund's Board of Trustees.

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest  $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. The Example reflects the impact of the Fund's contractual expense limitation through October 1, 2013.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example MANAGERS CADENCE CAPITAL APPRECIATION FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
CLASS A	683	918	1,179	1,923
CLASS B	691	898	1,139	1,974
CLASS C	286	583	1,013	2,210
CLASS R	141	445	779	1,723

The figures shown above for Class A and Class R shares would be the same whether you sold your shares at the end of a period or kept them. For Class B and Class C shares, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption MANAGERS CADENCE CAPITAL APPRECIATION FUND (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
CLASS B	191	598	1,039	1,974
CLASS C	186	583	1,013	2,210

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 75%
of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 65% of its net assets in common stocks of U.S. companies with market capitalizations of  $3 billion or more that have improving fundamentals (based on growth criteria) and whose stock the portfolio management team believes to be reasonably valued by the market (based on value criteria).
The Fund primarily invests in common stocks of large capitalization companies.
Cadence Capital Management LLC ("Cadence" or the "Subadvisor") employs a
"growth-at-a-reasonable-price" ("GARP") investment philosophy, allowing the team to invest in companies that exhibit both growth and value characteristics. In making investment decisions for the Fund, the Subadvisor considers companies in the Russell 1000 ® Index and the S&P 500 Index. The team ranks the stocks in this universe based on a series of growth criteria, such as the change in consensus earnings estimates over time, the company's history in meeting earnings targets, earnings quality, and improvements in return on equity, and a series of value criteria, such as price-to-earnings ratios and free cash flow relative to enterprise value. The Subadvisor then subjects the most attractively ranked stocks in the universe to an analysis of company factors, such as strength of management, competitive industry position and business prospects, and financial statement data, such as earnings, cash flows and profitability. The Fund may invest a portion of its assets in real estate investment trusts ("REITs"). Generally, the Fund will hold between approximately 70-95 securities.

PRINCIPAL RISKS
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are some of the risks of investing in the Fund.

Growth Stock Risk-growth stocks may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.

Large-Capitalization Stock Risk-the stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.

Liquidity Risk-particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.

Market Risk-market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.

Real Estate Industry Risk-investments in the Fund may be subject to many of the same risks as a direct investment in real estate; in addition, equity REITs may be affected by changes in the value of their underlying properties.

Sector Risk-companies or issuers that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the
Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the technology sector currently, and may in the future, comprise a significant portion of the Fund's portfolio. The technology industries may be affected by technological obsolescence, short product cycles, falling prices and profits, competitive pressures and general market conditions.

PERFORMANCE
The following performance information illustrates the risks of investing in the
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broad based securities market index. Annual returns shown in the bar chart do not reflect front end or deferred sales charges (loads), and if these amounts were reflected, returns would be less than those shown. Maximum sales charges (loads) are reflected in the annual returns table. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain performance information for the Fund please visit www.managersinvest.com or call 800.835.3879.

The performance information is that of the Fund's Class A shares and includes historical performance of the Fund for periods prior to September 27, 2010, which was the date the Fund was reorganized from the Allianz CCM Capital
Appreciation Fund to the Fund. The performance information shown in the table for Class R shares of the Fund is based on the prior performance of the
Institutional Class shares (which are offered in a different prospectus) and has been adjusted to reflect the actual sales charges and higher operating expenses applicable to Class R shares.

Annual returns shown in the bar chart do not reflect front end or deferred sales charges (loads), and if these amounts were reflected, returns would be less than those shown.

Calendar Year Total Returns as of 12/31/10 (Class A)

Best Quarter: 13.60% (3rd Quarter 2009)

Worst Quarter: -22.53% (4th Quarter 2008)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only. After-tax returns for Class B, Class C and Class R shares will vary.

Average Annual Total Returns as of 12/31/10
Average Annual Total Returns MANAGERS CADENCE CAPITAL APPRECIATION FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 1 Year, Secondary	Average Annual Returns, 5 Years	Average Annual Returns, 5 Years, Secondary	Average Annual Returns, 10 Years	Average Annual Returns, 10 Years, Secondary	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
CLASS A	Class A Return Before Taxes	15.71%		(2.06%)		(1.08%)
CLASS B	Class B Return Before Taxes	16.52%		(2.03%)		(1.04%)
CLASS C	Class C Return Before Taxes	20.56%		(1.68%)		(1.26%)
CLASS R	Class R Return Before Taxes	22.09%		(1.20%)		(0.83%)
After Taxes on Distributions CLASS A	Class A Return After Taxes on Distributions	15.63%		(2.65%)		(2.29%)
After Taxes on Distributions and Sales CLASS A	Class A Return After Taxes on Distributions and Sale of Fund Shares	10.21%		(1.74%)		(1.30%)
Russell 1000 Growth Index	Russell 1000®Growth Index (reflects no deduction for fees, expenses, or taxes)	37.21%	16.71%	1.63%	3.75%	(3.99%)	0.02%	4.34%	Jul 7, 2008

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 1, 2011
MANAGERS CADENCE CAPITAL APPRECIATION FUND (Second Prospectus Summary) | MANAGERS CADENCE CAPITAL APPRECIATION FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Managers Cadence Capital Appreciation Fund
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Managers Cadence Capital Appreciation Fund's (the "Fund" or "Capital
Appreciation Fund") investment objective is to seek growth of capital.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest, at least  $25,000 in
Class A shares of funds offered by the Managers Family of Funds. More information about these and other discounts is available from your financial professional and in "Sales Charge Reductions and Waivers" on page 24 of the
Fund's prospectus and "Reductions and Waivers of Sales Charges" on pages 48-50 of the Fund's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 75%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	75.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest, at least $25,000 in Class A shares of funds offered by the Managers Family of Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expenses, Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	The amounts have been restated to reflect current fees and expenses, on an annualized basis, that the Fund has incurred since its reorganization into the Managers Cadence Capital Appreciation Fund on September 27, 2010.
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund's Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.
Expense Example, Heading	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest  $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. The Example reflects the impact of the Fund's contractual expense limitation through October 1, 2013.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	The figures shown above for Class A and Class R shares would be the same whether you sold your shares at the end of a period or kept them. For Class B and Class C shares, you would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 65% of its net assets in common stocks of U.S. companies with market capitalizations of  $3 billion or more that have improving fundamentals (based on growth criteria) and whose stock the portfolio management team believes to be reasonably valued by the market (based on value criteria).
The Fund primarily invests in common stocks of large capitalization companies.
Cadence Capital Management LLC ("Cadence" or the "Subadvisor") employs a
"growth-at-a-reasonable-price" ("GARP") investment philosophy, allowing the team to invest in companies that exhibit both growth and value characteristics. In making investment decisions for the Fund, the Subadvisor considers companies in the Russell 1000 ® Index and the S&P 500 Index. The team ranks the stocks in this universe based on a series of growth criteria, such as the change in consensus earnings estimates over time, the company's history in meeting earnings targets, earnings quality, and improvements in return on equity, and a series of value criteria, such as price-to-earnings ratios and free cash flow relative to enterprise value. The Subadvisor then subjects the most attractively ranked stocks in the universe to an analysis of company factors, such as strength of management, competitive industry position and business prospects, and financial statement data, such as earnings, cash flows and profitability. The Fund may invest a portion of its assets in real estate investment trusts ("REITs"). Generally, the Fund will hold between approximately 70-95 securities.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are some of the risks of investing in the Fund.

Growth Stock Risk-growth stocks may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.

Large-Capitalization Stock Risk-the stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.

Liquidity Risk-particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.

Market Risk-market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.

Real Estate Industry Risk-investments in the Fund may be subject to many of the same risks as a direct investment in real estate; in addition, equity REITs may be affected by changes in the value of their underlying properties.

Sector Risk-companies or issuers that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the
Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the technology sector currently, and may in the future, comprise a significant portion of the Fund's portfolio. The technology industries may be affected by technological obsolescence, short product cycles, falling prices and profits, competitive pressures and general market conditions.

Risk, Lose Money	rr_RiskLoseMoney	There is the risk that you may lose money on your investment.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are some of the risks of investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information illustrates the risks of investing in the
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broad based securities market index. Annual returns shown in the bar chart do not reflect front end or deferred sales charges (loads), and if these amounts were reflected, returns would be less than those shown. Maximum sales charges (loads) are reflected in the annual returns table. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain performance information for the Fund please visit www.managersinvest.com or call 800.835.3879.

The performance information is that of the Fund's Class A shares and includes historical performance of the Fund for periods prior to September 27, 2010, which was the date the Fund was reorganized from the Allianz CCM Capital
Appreciation Fund to the Fund. The performance information shown in the table for Class R shares of the Fund is based on the prior performance of the
Institutional Class shares (which are offered in a different prospectus) and has been adjusted to reflect the actual sales charges and higher operating expenses applicable to Class R shares.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broad based securities market index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800.835.3879
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.managersinvest.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns as of 12/31/10 (Class A)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
Annual returns shown in the bar chart do not reflect front end or deferred sales charges (loads), and if these amounts were reflected, returns would be less than those shown.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter: 13.60% (3rd Quarter 2009)

Worst Quarter: -22.53% (4th Quarter 2008)

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only. After-tax returns for Class B, Class C and Class R shares will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only. After-tax returns for Class B, Class C and Class R shares will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/10
MANAGERS CADENCE CAPITAL APPRECIATION FUND (Second Prospectus Summary) | MANAGERS CADENCE CAPITAL APPRECIATION FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-1
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.53%)
MANAGERS CADENCE CAPITAL APPRECIATION FUND (Second Prospectus Summary) | MANAGERS CADENCE CAPITAL APPRECIATION FUND | CLASS B
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-1
MANAGERS CADENCE CAPITAL APPRECIATION FUND (Second Prospectus Summary) | MANAGERS CADENCE CAPITAL APPRECIATION FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-1
MANAGERS CADENCE CAPITAL APPRECIATION FUND (Second Prospectus Summary) | MANAGERS CADENCE CAPITAL APPRECIATION FUND | CLASS R
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-1
MANAGERS CADENCE CAPITAL APPRECIATION FUND | Russell 1000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000®Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	37.21%
Average Annual Returns, 1 Year, Secondary	ck0000720309_AverageAnnualReturnYear01Secondary	16.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.63%
Average Annual Returns, 5 Years, Secondary	ck0000720309_AverageAnnualReturnYear05Secondary	3.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(3.99%)
Average Annual Returns, 10 Years, Secondary	ck0000720309_AverageAnnualReturnYear10Secondary	0.02%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.34%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 7, 2008
MANAGERS CADENCE CAPITAL APPRECIATION FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.48%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%	[2],[3]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.12%	[2],[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	683
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	918
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,179
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,923
Annual Return 2001	rr_AnnualReturn2001	(19.20%)
Annual Return 2002	rr_AnnualReturn2002	(23.60%)
Annual Return 2003	rr_AnnualReturn2003	26.70%
Annual Return 2004	rr_AnnualReturn2004	12.10%
Annual Return 2005	rr_AnnualReturn2005	9.00%
Annual Return 2006	rr_AnnualReturn2006	6.60%
Annual Return 2007	rr_AnnualReturn2007	17.10%
Annual Return 2008	rr_AnnualReturn2008	(42.80%)
Annual Return 2009	rr_AnnualReturn2009	22.40%
Annual Return 2010	rr_AnnualReturn2010	15.60%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.06%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.08%)
MANAGERS CADENCE CAPITAL APPRECIATION FUND | CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.63%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.65%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(2.29%)
MANAGERS CADENCE CAPITAL APPRECIATION FUND | CLASS A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.21%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.74%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.30%)
MANAGERS CADENCE CAPITAL APPRECIATION FUND | CLASS B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.49%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.95%	[2],[3]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.88%	[2],[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	691
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	898
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,139
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,974
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	191
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	598
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,039
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,974
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.52%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.03%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.04%)
MANAGERS CADENCE CAPITAL APPRECIATION FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.44%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.90%	[2],[3]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.83%	[2],[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	286
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	583
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,013
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,210
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	186
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	583
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,013
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,210
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.56%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.68%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.26%)
MANAGERS CADENCE CAPITAL APPRECIATION FUND | CLASS R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.49%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%	[2],[3]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.38%	[2],[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	141
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	445
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	779
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,723
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.09%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.20%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.83%)

[1]	For purchases of Class A shares of $1 million or more that are not assessed a sales charge at the time of purchase, you will be charged a 1% fee on shares redeemed or exchanged for shares not subject to an initial sales charge within the first 18 months of purchase.
[2]	The amounts have been restated to reflect current fees and expenses, on an annualized basis, that the Fund has incurred since its reorganization into the Managers Cadence Capital Appreciation Fund on September 27, 2010.
[3]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund's Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.
[4]	Managers Investment Group LLC ("Managers" or the "Investment Manager") has contractually agreed, through at least October 1, 2013, to waive management fees and/ or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 0.72% of the Fund's average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund's contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund's Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. Under such arrangement, if the maximum amount of shareholder servicing fees and distribution and service (12b-1) fees were charged to the classes under the current applicable plans, the total annual fund operating expenses (excluding the other items noted in the parenthetical above) of the Class A, Class B, Class C and Class R shares would be 1.12%, 1.87%, 1.87% and 1.37%, respectively, of the average daily net assets of such classes. The contractual expense limitation may only be terminated upon termination of the Fund's investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund's Board of Trustees.

MANAGERS CADENCE FOCUSED GROWTH FUND (Second Prospectus Summary) | MANAGERS CADENCE FOCUSED GROWTH FUND
Managers Cadence Focused Growth Fund
INVESTMENT OBJECTIVE
The Managers Cadence Focused Growth Fund's (the "Fund" or "Focused Growth Fund")
investment objective is to seek long-term growth of capital.

FEES AND EXPENSES OF THE FUND
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest, at least  $25,000 in
Class A shares of funds offered by the Managers Family of Funds. More information about these and other discounts is available from your financial professional and in "Sales Charge Reductions and Waivers" on page 24 of the
Fund's prospectus and "Reductions and Waivers of Sales Charges" on pages 48-50 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MANAGERS CADENCE FOCUSED GROWTH FUND	Class A		Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.75%		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the offering price or redemption proceeds)	1.00%	[1]	1.00%
[1]	For purchases of Class A shares of $1 million or more that are not assessed a sales charge at the time of purchase, you will be charged a 1% fee on shares redeemed or exchanged for shares not subject to an initial sales charge within the first 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MANAGERS CADENCE FOCUSED GROWTH FUND		Class A	Class C
Management Fee		0.45%	0.45%
Distribution and Service (12b-1) Fees		0.25%	1.00%
Other Expenses	[1]	0.87%	0.90%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses	[1][2]	1.58%	2.36%
Fee Waiver and Expense Reimbursements	[3]	(0.50%)	(0.50%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	[1][2]	1.08%	1.86%
[1]	The amounts have been restated to reflect current fees and expenses, on an annualized basis, that the Fund has incurred since its reorganization into the Managers Cadence Focused Growth Fund on September 27, 2010.
[2]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund's Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.
[3]	Managers Investment Group LLC ("Managers" or the "Investment Manager") has contractually agreed, through at least October 1, 2013, to waive management fees and/ or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 0.71% of the Fund's average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund's contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund's Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. Under such arrangement, if the maximum amount of shareholder servicing fees and distribution and service (12b-1) fees were charged to the classes under the current applicable plans, the total annual fund operating expenses (excluding the other items noted in the parenthetical above) of the Class A and Class C shares would be 1.11% and 1.86%, respectively, of the average daily net assets of such classes. The contractual expense limitation may only be terminated upon termination of the Fund's investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund's Board of Trustees.

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest  $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. The Example reflects the impact of the Fund's contractual expense limitation through October 1, 2013.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example MANAGERS CADENCE FOCUSED GROWTH FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	679	950	1,294	2,263
Class C	289	638	1,167	2,617

The figures shown above for Class A shares would be the same whether you sold your shares at the end of a period or kept them. For Class C shares, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
MANAGERS CADENCE FOCUSED GROWTH FUND Class C	189	638	1,167	2,617

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 83%
of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 65% of its net assets (plus borrowings made for investment purposes) in common stocks of U.S. companies in the Russell 1000® Growth Index.
The Fund primarily invests in common stocks of large capitalization companies.
Cadence Capital Management LLC ("Cadence" or the "Subadvisor") employs a
"growth-at-a-reasonable-price" ("GARP") investment philosophy, allowing the team to invest in companies that exhibit both growth and value characteristics. The team ranks the stocks in this universe based on a series of growth criteria, such as the change in consensus earnings estimates over time, the company's history in meeting earnings targets, earnings quality, and improvements in return on equity, and a series of value criteria, such as price-to-earnings ratios and free cash flow relative to enterprise value. The Subadvisor then subjects the most attractively ranked stocks in the universe to an analysis of company factors, such as strength of management, competitive industry position and business prospects, and financial statement data, such as earnings, cash flows and profitability. At times, depending on market and other conditions, the
Fund may invest a substantial portion of its assets in a small number of issuers, business sectors or industries. The Fund may invest a portion of its assets in real estate investment trusts ("REITs"). Generally, the Fund will hold between approximately 35-45 securities.

PRINCIPAL RISKS
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are some of the risks of investing in the Fund.

Focused Investment Risk-a greater percentage of the Fund's holdings may be focused in a smaller number of securities which may place the Fund at greater risk than a more diversified fund.

Growth Stock Risk-growth stocks may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.

Large-Capitalization Stock Risk-the stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.

Liquidity Risk-particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.

Market Risk-market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.

Real Estate Industry Risk-investments in the Fund may be subject to many of the same risks as a direct investment in real estate; in addition, equity REITs may be affected by changes in the value of their underlying properties.

Sector Risk-companies or issuers that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the
Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the technology sector currently, and may in the future, comprise a significant portion of the Fund's portfolio. The technology industries may be affected by technological obsolescence, short product cycles, falling prices and profits, competitive pressures and general market conditions.

PERFORMANCE
The following performance information illustrates the risks of investing in the
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broad based securities market index. Annual returns shown in the bar chart do not reflect front end or deferred sales charges (loads), and if these amounts were reflected, returns would be less than those shown. Maximum sales charges (loads) are reflected in the annual returns table. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain performance information for the Fund please visit www.managersinvest.com or call 800.835.3879.

The performance information shown is that of the Fund's Class A shares and includes historical performance of the Fund for periods prior to September 27,
2010, which was the date the Fund was reorganized from Allianz CCM Focused
Growth Fund to the Fund. The performance information shown in the table for
Class A and Class C shares of the Fund is based on the prior performance of the
Institutional Class shares (which are offered in a different prospectus) and has been adjusted to reflect the higher operating expenses applicable to Class A and
Class C shares.

Calendar Year Total Returns as of 12/31/10 (Class A)

Best Quarter: 13.96% (3rd Quarter 2009)

Worst Quarter: -22.94% (4th Quarter 2008)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only. After-tax returns for Class C shares will vary.

Average Annual Total Returns as of 12/31/10
Average Annual Total Returns MANAGERS CADENCE FOCUSED GROWTH FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 1 Year, Secondary	Average Annual Returns, 5 Years	Average Annual Returns, 5 Years, Secondary	Average Annual Returns, 10 Years	Average Annual Returns, 10 Years, Secondary	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
Class A	Class A Return Before Taxes	19.64%		(0.43%)		(3.92%)
Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	19.14%		(0.60%)		(4.44%)
Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	12.76%		(0.43%)		(3.47%)
Class C	Class C Return Before Taxes	24.73%		(0.03%)		(4.07%)
Russell 1000 Growth Index	Russell 1000®Growth Index (reflects no deduction for fees, expenses, or taxes)	37.21%	16.71%	1.63%	3.75%	(3.99%)	0.02%	4.34%	Jul 7, 2008

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 1, 2011
MANAGERS CADENCE FOCUSED GROWTH FUND (Second Prospectus Summary) | MANAGERS CADENCE FOCUSED GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Managers Cadence Focused Growth Fund
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Managers Cadence Focused Growth Fund's (the "Fund" or "Focused Growth Fund")
investment objective is to seek long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest, at least  $25,000 in
Class A shares of funds offered by the Managers Family of Funds. More information about these and other discounts is available from your financial professional and in "Sales Charge Reductions and Waivers" on page 24 of the
Fund's prospectus and "Reductions and Waivers of Sales Charges" on pages 48-50 of the Fund's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 83%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	83.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest, at least $25,000 in Class A shares of funds offered by the Managers Family of Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expenses, Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	The amounts have been restated to reflect current fees and expenses, on an annualized basis, that the Fund has incurred since its reorganization into the Managers Cadence Focused Growth Fund on September 27, 2010.
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund's Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.
Expense Example, Heading	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest  $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. The Example reflects the impact of the Fund's contractual expense limitation through October 1, 2013.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	The figures shown above for Class A shares would be the same whether you sold your shares at the end of a period or kept them. For Class C shares, you would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 65% of its net assets (plus borrowings made for investment purposes) in common stocks of U.S. companies in the Russell 1000® Growth Index.
The Fund primarily invests in common stocks of large capitalization companies.
Cadence Capital Management LLC ("Cadence" or the "Subadvisor") employs a
"growth-at-a-reasonable-price" ("GARP") investment philosophy, allowing the team to invest in companies that exhibit both growth and value characteristics. The team ranks the stocks in this universe based on a series of growth criteria, such as the change in consensus earnings estimates over time, the company's history in meeting earnings targets, earnings quality, and improvements in return on equity, and a series of value criteria, such as price-to-earnings ratios and free cash flow relative to enterprise value. The Subadvisor then subjects the most attractively ranked stocks in the universe to an analysis of company factors, such as strength of management, competitive industry position and business prospects, and financial statement data, such as earnings, cash flows and profitability. At times, depending on market and other conditions, the
Fund may invest a substantial portion of its assets in a small number of issuers, business sectors or industries. The Fund may invest a portion of its assets in real estate investment trusts ("REITs"). Generally, the Fund will hold between approximately 35-45 securities.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are some of the risks of investing in the Fund.

Focused Investment Risk-a greater percentage of the Fund's holdings may be focused in a smaller number of securities which may place the Fund at greater risk than a more diversified fund.

Growth Stock Risk-growth stocks may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.

Large-Capitalization Stock Risk-the stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.

Liquidity Risk-particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.

Market Risk-market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.

Real Estate Industry Risk-investments in the Fund may be subject to many of the same risks as a direct investment in real estate; in addition, equity REITs may be affected by changes in the value of their underlying properties.

Sector Risk-companies or issuers that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the
Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the technology sector currently, and may in the future, comprise a significant portion of the Fund's portfolio. The technology industries may be affected by technological obsolescence, short product cycles, falling prices and profits, competitive pressures and general market conditions.

Risk, Lose Money	rr_RiskLoseMoney	There is the risk that you may lose money on your investment.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information illustrates the risks of investing in the
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broad based securities market index. Annual returns shown in the bar chart do not reflect front end or deferred sales charges (loads), and if these amounts were reflected, returns would be less than those shown. Maximum sales charges (loads) are reflected in the annual returns table. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain performance information for the Fund please visit www.managersinvest.com or call 800.835.3879.

The performance information shown is that of the Fund's Class A shares and includes historical performance of the Fund for periods prior to September 27,
2010, which was the date the Fund was reorganized from Allianz CCM Focused
Growth Fund to the Fund. The performance information shown in the table for
Class A and Class C shares of the Fund is based on the prior performance of the
Institutional Class shares (which are offered in a different prospectus) and has been adjusted to reflect the higher operating expenses applicable to Class A and
Class C shares.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broad based securities market index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800.835.3879
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.managersinvest.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns as of 12/31/10 (Class A)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter: 13.96% (3rd Quarter 2009)

Worst Quarter: -22.94% (4th Quarter 2008)

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only. After-tax returns for Class C shares will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only. After-tax returns for Class C shares will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/10
MANAGERS CADENCE FOCUSED GROWTH FUND (Second Prospectus Summary) | MANAGERS CADENCE FOCUSED GROWTH FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-01
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.94%)
MANAGERS CADENCE FOCUSED GROWTH FUND (Second Prospectus Summary) | MANAGERS CADENCE FOCUSED GROWTH FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-01
MANAGERS CADENCE FOCUSED GROWTH FUND | Russell 1000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000®Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	37.21%
Average Annual Returns, 1 Year, Secondary	ck0000720309_AverageAnnualReturnYear01Secondary	16.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.63%
Average Annual Returns, 5 Years, Secondary	ck0000720309_AverageAnnualReturnYear05Secondary	3.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(3.99%)
Average Annual Returns, 10 Years, Secondary	ck0000720309_AverageAnnualReturnYear10Secondary	0.02%
Average Annual Returns, Since Inception Secondary	ck0000720309_AverageAnnualReturnSinceInceptionSecondary	4.34%
Average Annual Returns, Inception Date Secondary	ck0000720309_AverageAnnualReturnInceptionDateSecondary	Jul 7, 2008
MANAGERS CADENCE FOCUSED GROWTH FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.87%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%	[2],[3]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.08%	[2],[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	679
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	950
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,294
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,263
Annual Return 2001	rr_AnnualReturn2001	(32.40%)
Annual Return 2002	rr_AnnualReturn2002	(29.60%)
Annual Return 2003	rr_AnnualReturn2003	29.80%
Annual Return 2004	rr_AnnualReturn2004	16.20%
Annual Return 2005	rr_AnnualReturn2005	12.90%
Annual Return 2006	rr_AnnualReturn2006	10.10%
Annual Return 2007	rr_AnnualReturn2007	12.40%
Annual Return 2008	rr_AnnualReturn2008	(41.50%)
Annual Return 2009	rr_AnnualReturn2009	26.60%
Annual Return 2010	rr_AnnualReturn2010	12.60%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.64%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.43%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(3.92%)
MANAGERS CADENCE FOCUSED GROWTH FUND | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.14%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.60%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(4.44%)
MANAGERS CADENCE FOCUSED GROWTH FUND | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.76%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.43%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(3.47%)
MANAGERS CADENCE FOCUSED GROWTH FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.90%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.36%	[2],[3]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.86%	[2],[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	289
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	638
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,167
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,617
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	189
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	638
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,167
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,617
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.73%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.03%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(4.07%)

[1]	For purchases of Class A shares of $1 million or more that are not assessed a sales charge at the time of purchase, you will be charged a 1% fee on shares redeemed or exchanged for shares not subject to an initial sales charge within the first 18 months of purchase.
[2]	The amounts have been restated to reflect current fees and expenses, on an annualized basis, that the Fund has incurred since its reorganization into the Managers Cadence Focused Growth Fund on September 27, 2010.
[3]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund's Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.
[4]	Managers Investment Group LLC ("Managers" or the "Investment Manager") has contractually agreed, through at least October 1, 2013, to waive management fees and/ or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 0.71% of the Fund's average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund's contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund's Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. Under such arrangement, if the maximum amount of shareholder servicing fees and distribution and service (12b-1) fees were charged to the classes under the current applicable plans, the total annual fund operating expenses (excluding the other items noted in the parenthetical above) of the Class A and Class C shares would be 1.11% and 1.86%, respectively, of the average daily net assets of such classes. The contractual expense limitation may only be terminated upon termination of the Fund's investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund's Board of Trustees.

MANAGERS CADENCE MID-CAP FUND (Second Prospectus Summary) | MANAGERS CADENCE MID-CAP FUND
Managers Cadence Mid-Cap Fund
INVESTMENT OBJECTIVE
The Managers Cadence Mid-Cap Fund's (the "Fund" or "Mid-Cap Fund") investment objective is to seek growth of capital.

FEES AND EXPENSES OF THE FUND
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest, at least  $25,000 in
Class A shares of funds offered by the Managers Family of Funds. More information about these and other discounts is available from your financial professional and in "Sales Charge Reductions and Waivers" on page 24 of the
Fund's prospectus and "Reductions and Waivers of Sales Charges" on pages 48-50 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MANAGERS CADENCE MID-CAP FUND	Class A		Class B	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.75%		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the offering price or redemption proceeds)	1.00%	[1]	5.00%	1.00%	none
[1]	For purchases of Class A shares of $1 million or more that are not assessed a sales charge at the time of purchase, you will be charged a 1% fee on shares redeemed or exchanged for shares not subject to an initial sales charge within the first 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MANAGERS CADENCE MID-CAP FUND		Class A	Class B	Class C	Class R
Management Fee		0.45%	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%
Other Expenses	[1]	0.51%	0.51%	0.48%	0.51%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[1][2]	1.22%	1.97%	1.94%	1.47%
Fee Waiver and Expense Reimbursements	[3]	(0.09%)	(0.09%)	(0.09%)	(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimburse- ments	[1][2]	1.13%	1.88%	1.85%	1.38%
[1]	The amounts have been restated to reflect current fees and expenses, on an annualized basis, that the Fund has incurred since its reorganization into the Managers Cadence Mid-Cap Fund on September 27, 2010.
[2]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund's Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.
[3]	Managers Investment Group LLC ("Managers" or the "Investment Manager") has contractually agreed, through at least October 1, 2013, to waive management fees and/ or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 0.72% of the Fund's average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund's contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund's Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. Under such arrangement, if the maximum amount of shareholder servicing fees and distribution and service (12b-1) fees were charged to the classes under the current applicable plans, the total annual fund operating expenses (excluding the other items noted in the parenthetical above) of the Class A, Class B, Class C and Class R shares would be 1.12%, 1.87%, 1.87% and 1.37%, respectively, of the average daily net assets of such classes. The contractual expense limitation may only be terminated upon termination of the Fund's investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund's Board of Trustees.

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest  $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. The Example reflects the impact of the Fund's contractual expense limitation through October 1, 2013.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example MANAGERS CADENCE MID-CAP FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	684	923	1,190	1,952
Class B	691	900	1,145	1,996
Class C	288	591	1,030	2,249
Class R	141	447	785	1,742

The figures shown above for Class A and Class R shares would be the same whether you sold your shares at the end of a period or kept them. For Class B and Class C shares, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption MANAGERS CADENCE MID-CAP FUND (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	191	600	1,045	1,996
Class C	188	591	1,030	2,249

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 85%
of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of U.S. companies with medium market capitalizations.
The Fund primarily invests in common stocks of mid-capitalization companies.
Cadence Capital Management LLC ("Cadence" or the "Subadvisor") employs a
"growth-at-a-reasonable-price" ("GARP") investment philosophy, allowing the team to invest in companies that exhibit both growth and value characteristics. The
Fund currently defines medium market capitalization companies as those with a market capitalization within the market capitalization range of the companies represented in the Russell Midcap® Index (between  $1.6 billion and  $18.3 billion as of the latest reconstitution of the Index on May 31, 2011). The team ranks the stocks in this universe based on a series of growth criteria, such as the change in consensus earnings estimates over time, the company's history in meeting earnings targets, earnings quality, and improvements in return on equity, and a series of value criteria, such as price-to-earnings ratios and free cash flow relative to enterprise value. The Subadvisor then subjects the most attractively ranked stocks in the universe to an analysis of company factors, such as strength of management, competitive industry position and business prospects, and financial statement data, such as earnings, cash flows and profitability.
The Fund may invest a portion of its assets in real estate investment trusts
("REITs").Generally, the Fund will hold between approximately 70-95 securities.

PRINCIPAL RISKS
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are some of the risks of investing in the Fund.

Growth Stock Risk-growth stocks may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.

Liquidity Risk-particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.

Market Risk-market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.

Mid-Capitalization Stock Risk-the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Real Estate Industry Risk-investments in the Fund may be subject to many of the same risks as a direct investment in real estate; in addition, equity REITs may be affected by changes in the value of their underlying properties.

Sector Risk-issuers that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

PERFORMANCE
The following performance information illustrates the risks of investing in the
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broad based securities market index. Annual returns shown in the bar chart do not reflect front end or deferred sales charges (loads), and if these amounts were reflected, returns would be less than those shown. Maximum sales charges (loads) are reflected in the annual returns table. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain performance information for the Fund please visit www.managersinvest.com or call 800.835.3879.

The performance information is that of the Fund's Class A shares and includes historical performance of the Fund for periods prior to September 27, 2010, which was the date the Fund was reorganized from the Allianz CCM Mid-Cap Fund to the Fund. The performance information shown in the table for Class R shares of the Fund is based on the prior performance of the Institutional Class shares
(which are offered in a different prospectus) and has been adjusted to reflect the actual sales charges and higher operating expenses applicable to Class R shares.

Calendar Year Total Returns as of 12/31/10 (Class A)

Best Quarter: 15.99% (3rd Quarter 2009)

Worst Quarter: -26.43% (4th Quarter 2008)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only. After-tax returns for Class B, Class C and Class R shares will vary.

Average Annual Total Returns as of 12/31/10
Average Annual Total Returns MANAGERS CADENCE MID-CAP FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 1 Year, Secondary	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, 10 Years, Secondary
Class A	Class A Return Before Taxes	18.31%		(1.40%)	1.65%
Class B	Class B Return Before Taxes	19.33%		(1.34%)	1.69%
Class C	Class C Return Before Taxes	23.31%		(1.02%)	1.47%
Class R	Class R Return Before Taxes	24.92%		(0.52%)	1.91%
After Taxes on Distributions Class A	Class A Return After Taxes on Distributions	18.31%		(2.17%)	0.28%
After Taxes on Distributions and Sales Class A	Class A Return After Taxes on Distributions and Sale of Fund Shares	11.90%		(1.19%)	0.88%
Russell Midcap Growth Index	Russell Midcap®Growth Index (reflects no deduction for fees, expenses, or taxes)		46.29%	2.40%		(0.52%)

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 1, 2011
MANAGERS CADENCE MID-CAP FUND (Second Prospectus Summary) | MANAGERS CADENCE MID-CAP FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Managers Cadence Mid-Cap Fund
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Managers Cadence Mid-Cap Fund's (the "Fund" or "Mid-Cap Fund") investment objective is to seek growth of capital.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest, at least  $25,000 in
Class A shares of funds offered by the Managers Family of Funds. More information about these and other discounts is available from your financial professional and in "Sales Charge Reductions and Waivers" on page 24 of the
Fund's prospectus and "Reductions and Waivers of Sales Charges" on pages 48-50 of the Fund's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 85%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	85.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest, at least $25,000 in Class A shares of funds offered by the Managers Family of Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expenses, Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	The amounts have been restated to reflect current fees and expenses, on an annualized basis, that the Fund has incurred since its reorganization into the Managers Cadence Mid-Cap Fund on September 27, 2010.
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund's Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.
Expense Example, Heading	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest  $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. The Example reflects the impact of the Fund's contractual expense limitation through October 1, 2013.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	The figures shown above for Class A and Class R shares would be the same whether you sold your shares at the end of a period or kept them. For Class B and Class C shares, you would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of U.S. companies with medium market capitalizations.
The Fund primarily invests in common stocks of mid-capitalization companies.
Cadence Capital Management LLC ("Cadence" or the "Subadvisor") employs a
"growth-at-a-reasonable-price" ("GARP") investment philosophy, allowing the team to invest in companies that exhibit both growth and value characteristics. The
Fund currently defines medium market capitalization companies as those with a market capitalization within the market capitalization range of the companies represented in the Russell Midcap® Index (between  $1.6 billion and  $18.3 billion as of the latest reconstitution of the Index on May 31, 2011). The team ranks the stocks in this universe based on a series of growth criteria, such as the change in consensus earnings estimates over time, the company's history in meeting earnings targets, earnings quality, and improvements in return on equity, and a series of value criteria, such as price-to-earnings ratios and free cash flow relative to enterprise value. The Subadvisor then subjects the most attractively ranked stocks in the universe to an analysis of company factors, such as strength of management, competitive industry position and business prospects, and financial statement data, such as earnings, cash flows and profitability.
The Fund may invest a portion of its assets in real estate investment trusts
("REITs").Generally, the Fund will hold between approximately 70-95 securities.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are some of the risks of investing in the Fund.

Growth Stock Risk-growth stocks may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.

Liquidity Risk-particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.

Market Risk-market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.

Mid-Capitalization Stock Risk-the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Real Estate Industry Risk-investments in the Fund may be subject to many of the same risks as a direct investment in real estate; in addition, equity REITs may be affected by changes in the value of their underlying properties.

Sector Risk-issuers that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

Risk, Lose Money	rr_RiskLoseMoney	There is the risk that you may lose money on your investment.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information illustrates the risks of investing in the
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broad based securities market index. Annual returns shown in the bar chart do not reflect front end or deferred sales charges (loads), and if these amounts were reflected, returns would be less than those shown. Maximum sales charges (loads) are reflected in the annual returns table. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain performance information for the Fund please visit www.managersinvest.com or call 800.835.3879.

The performance information is that of the Fund's Class A shares and includes historical performance of the Fund for periods prior to September 27, 2010, which was the date the Fund was reorganized from the Allianz CCM Mid-Cap Fund to the Fund. The performance information shown in the table for Class R shares of the Fund is based on the prior performance of the Institutional Class shares
(which are offered in a different prospectus) and has been adjusted to reflect the actual sales charges and higher operating expenses applicable to Class R shares.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broad based securities market index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800.835.3879
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.managersinvest.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns as of 12/31/10 (Class A)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter: 15.99% (3rd Quarter 2009)

Worst Quarter: -26.43% (4th Quarter 2008)

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only. After-tax returns for Class B, Class C and Class R shares will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only. After-tax returns for Class B, Class C and Class R shares will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/10
MANAGERS CADENCE MID-CAP FUND (Second Prospectus Summary) | MANAGERS CADENCE MID-CAP FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-01
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.99%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.43%)
MANAGERS CADENCE MID-CAP FUND (Second Prospectus Summary) | MANAGERS CADENCE MID-CAP FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-01
MANAGERS CADENCE MID-CAP FUND (Second Prospectus Summary) | MANAGERS CADENCE MID-CAP FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-01
MANAGERS CADENCE MID-CAP FUND (Second Prospectus Summary) | MANAGERS CADENCE MID-CAP FUND | Class R
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-01
MANAGERS CADENCE MID-CAP FUND | Russell Midcap Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell Midcap®Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year, Secondary	ck0000720309_AverageAnnualReturnYear01Secondary	46.29%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.40%
Average Annual Returns, 10 Years, Secondary	ck0000720309_AverageAnnualReturnYear10Secondary	(0.52%)
MANAGERS CADENCE MID-CAP FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.51%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%	[2],[3]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimburse- ments	rr_NetExpensesOverAssets	1.13%	[2],[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	684
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	923
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,190
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,952
Annual Return 2001	rr_AnnualReturn2001	(19.70%)
Annual Return 2002	rr_AnnualReturn2002	(20.30%)
Annual Return 2003	rr_AnnualReturn2003	30.60%
Annual Return 2004	rr_AnnualReturn2004	18.20%
Annual Return 2005	rr_AnnualReturn2005	12.70%
Annual Return 2006	rr_AnnualReturn2006	3.90%
Annual Return 2007	rr_AnnualReturn2007	21.50%
Annual Return 2008	rr_AnnualReturn2008	(44.60%)
Annual Return 2009	rr_AnnualReturn2009	25.20%
Annual Return 2010	rr_AnnualReturn2010	26.40%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.31%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.40%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.65%
MANAGERS CADENCE MID-CAP FUND | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.31%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.17%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.28%
MANAGERS CADENCE MID-CAP FUND | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.90%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.19%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.88%
MANAGERS CADENCE MID-CAP FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.51%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.97%	[2],[3]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimburse- ments	rr_NetExpensesOverAssets	1.88%	[2],[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	691
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	900
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,145
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,996
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	191
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	600
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,045
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,996
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.33%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.34%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.69%
MANAGERS CADENCE MID-CAP FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.48%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.94%	[2],[3]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimburse- ments	rr_NetExpensesOverAssets	1.85%	[2],[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	288
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	591
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,030
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,249
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	188
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	591
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,030
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,249
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.31%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.02%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.47%
MANAGERS CADENCE MID-CAP FUND | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.51%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%	[2],[3]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimburse- ments	rr_NetExpensesOverAssets	1.38%	[2],[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	141
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	447
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	785
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,742
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.92%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.52%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.91%

[1]	For purchases of Class A shares of $1 million or more that are not assessed a sales charge at the time of purchase, you will be charged a 1% fee on shares redeemed or exchanged for shares not subject to an initial sales charge within the first 18 months of purchase.
[2]	The amounts have been restated to reflect current fees and expenses, on an annualized basis, that the Fund has incurred since its reorganization into the Managers Cadence Mid-Cap Fund on September 27, 2010.
[3]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund's Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.
[4]	Managers Investment Group LLC ("Managers" or the "Investment Manager") has contractually agreed, through at least October 1, 2013, to waive management fees and/ or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 0.72% of the Fund's average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund's contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund's Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. Under such arrangement, if the maximum amount of shareholder servicing fees and distribution and service (12b-1) fees were charged to the classes under the current applicable plans, the total annual fund operating expenses (excluding the other items noted in the parenthetical above) of the Class A, Class B, Class C and Class R shares would be 1.12%, 1.87%, 1.87% and 1.37%, respectively, of the average daily net assets of such classes. The contractual expense limitation may only be terminated upon termination of the Fund's investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund's Board of Trustees.